Property, Plant and Equipment - Net - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation, Total	$ 153,819	$ 84,446	$ 3,693
Gain (Loss) on Disposition of Assets, Total	5,213	$ 977	$ 163
Sinovac Dalian Vaccine Technology Company Ltd | China Everbright Bank [Member] | China Everbright Bank Term Loan [Member] | Buildings And Machinery And Equipment [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 33,643			¥ 232.0